Significant Accounting Policies - Summary of Estimated Useful Lives of the Intangible Asset (Details)	12 Months Ended
Dec. 31, 2020
Licenses and Other Rights
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Intangible Asset Line Item
Useful lives of Intangible asset	30 years
Donor Lists
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Intangible Asset Line Item
Useful lives of Intangible asset	10 years
Patents
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Intangible Asset Line Item
Useful lives of Intangible asset	20 years
Software
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Intangible Asset Line Item
Useful lives of Intangible asset	5 years